Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Dividends Declared

All figures in £ millions	2025	2024	2023

Final paid in respect of prior year 16.6p (2024: 15.7p; 2023: 14.9p)	110	107	106

Interim paid in respect of current year 7.8p (2024: 7.4p; 2023: 7.0p)	50	49	49

	160	156	155